TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
TAXES PAYABLES
Schedule of taxes payable

	As of December 31,
	2018	2017
Current
Income tax (*)	12	2,122
Other national taxes	676	475
Provincial taxes	1,451	34
Municipal taxes	180	112
	2,319	2,743

Non-current
Other national taxes	—	4
Provincial taxes	26	—
	26	4
Total taxes payables	2,345	2,747

(*) Include 2 corresponding to Tax Regularization Regime - Law No. 26,476 as of December 31, 2018.